GAIN ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2023
Gain on Sale of Assets [Abstract]
GAIN ON SALE OF ASSETS	GAIN ON SALE OF ASSETS

With reference to Note 10, "Operating Leases", in September 2023, the Company entered into an agreement to sell a Supramax vessel(3), Golden Hawk, to an unrelated third party for $21.6 million. Upon delivery of the vessel in November 2023, we recorded a gain of $5.8 million from the sale.

In September 2023, the Company entered into an agreement to sell a Panamax vessel, Golden Suek, to an unrelated third party for a gross considerations of $15.0 million. Upon delivery of the vessel in September 2023, we recorded a gain of $0.8 million from the sale.

In November 2022, the Company entered into an agreement to sell a Panamax vessel, Golden Strength, to an unrelated third party for $15.6 million. Upon delivery of the vessel in January 2023, we recorded a gain of $2.6 million from the sale.

In November 2022, the Company entered into an agreement to sell a Panamax vessel, Golden Ice, to an unrelated third party for $14.6 million. Upon delivery of the vessel in December 2022, we recorded a gain of $2.8 million from the sale.

In June 2022, we entered into an agreement to sell two Ultramax vessels(4), Golden Cecilie and Golden Cathrine, to an unrelated third party for $63.0 million en-bloc. Upon delivery of the vessels, we recorded a gain of $21.9 million from the sale in the third quarter of 2022.

In February 2022, we entered into an agreement to sell three older Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour, to an unrelated third party for $52.0 million en-bloc. Upon delivery of the vessels, we recorded a gain of $9.5 million from the sale in the second quarter of 2022.

(3)Defined, together with Ultramax vessels, as vessels carrying capacities of between 55,000 and 65,000 dwt. As per December 31, 2023 we do not own or operate any Supramax vessels.
(4)Defined as vessels carrying capacities of between 55,000 and 65,000 dwt. As per December 31, 2023 we do not own or operate any Ultramax vessels.